Partners’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 03, 2021	Jan. 25, 2021
Distribution Made to Limited Partner [Line Items]
Common units issued		19,776,946	18,623,100
Partners' Capital Account, Units, Treasury Units Purchased		382,250	0
Payments for repurchase of common units		$ 4,499	$ (0)	$ (0)
Reverse unit split, description	one for seven reverse unit split
Common units outstanding		19,394,696	18,623,100
General partner units outstanding		348,570	348,570
The 2019 Amended Plan Employees and Non Employees [Member]
Distribution Made to Limited Partner [Line Items]
Units issued			445,000
Unit Repurchase Program [Member]
Distribution Made to Limited Partner [Line Items]
Repurchase amount						$ 30,000
Partners' Capital Account, Units, Treasury Units Purchased		382,250
Average price per unit		11.74
Payments for repurchase of common units		$ 4,499
LNG/C Aristos I and LNG/C Aristarchos [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued		1,153,846			1,153,846
Before Reverse Unit Split [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued	127,246,692
Common units outstanding	127,246,692
General partner units issued	2,439,989
General partner units outstanding	2,439,989
Adjusted For Reverse Stock Split [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued				18,178,100
Common units outstanding				18,178,100
General partner units issued				348,570
General partner units outstanding				348,570
CGP [Member]
Distribution Made to Limited Partner [Line Items]
Interest in CGP in the Partnership		1.77%
CGP [Member] | Right Waived [Member] | Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit		$ 1.6975
CGP [Member] | Right Waived [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit		$ 1.75